Property and equipment	12 Months Ended
Jun. 30, 2022
Property and equipment.
Property and equipment

15.    Property and equipment

Changes in Property and equipment during the years presented were as follows:

	Construction	Leasehold	Other fixed assets and	Total property and
(in € thousands)	in progress	improvements	office equipment	equipment
Cost
As of July 1, 2020		9,713	10,749	20,462
Additions		85	1,811	1,896
Disposals		—	(40)	(40)
As of June 30, 2021	—	9,798	12,520	22,317

Accumulated depreciation and impairment
As of July 1, 2020		4,080	6,812	10,892
Depreciation charge of the year		1,121	1,501	2,622
Disposals		—	(7)	(7)
As of June 30, 2021	—	5,201	8,306	13,507

Carrying amount
As of July 1, 2020	—	5,633	3,937	9,570
As of June 30, 2021	—	4,597	4,213	8,810

Cost
As of July 1, 2021	—	9,798	12,520	22,317
Additions	9,779	424	1,537	11,740
Disposals	—	—	—	—
As of June 30, 2022	9,779	10,222	14,057	34,057

Accumulated depreciation and impairment
As of July 1, 2021	—	5,201	8,306	13,507
Depreciation charge of the year	—	1,159	1,700	2,859
Disposals	—	—	—	—
As of June 30, 2022	—	6,360	10,006	16,366

Carrying amount
As of July 1, 2021	—	4,597	4,213	8,810
As of June 30, 2022	9,779	3,862	4,050	17,691

As of June 30, 2022 Mytheresa Group capitalized € 9,779 thousand under construction in progress connected to the warehouse in Leipzig which are not depreciated yet.